Average Annual Total Returns - Transamerica Small Cap Value	I2 1 Year	I2 Since Inception	I2 Inception Date	I2 Return After Taxes on Distributions 1 Year	I2 Return After Taxes on Distributions Since Inception	I2 Return After Taxes on Distributions and Sale of Fund Shares 1 Year	I2 Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes) 1 Year		Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes) Since Inception		Retail Class Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes) 1 Year		Retail Class Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes) Since Inception		Class R R4 and Class I3 Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes) 1 Year		Class R R4 and Class I3 Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	5.91%	3.65%	Apr. 21, 2017	5.84%	2.40%	3.54%	2.67%	4.63%	[1]	5.28%	[1]	4.63%	[2]	5.28%	[2]	4.63%	[3]	5.28%	[3]

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[2]	“Russell ® ” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[3]	“Russell ® ” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.